Shareholder Report, Holdings (Details)	Jan. 31, 2026
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	523.20%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	84.00%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	16.00%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	504.10%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	83.40%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	16.60%